Interest and Finance Costs (Tables)	12 Months Ended
Dec. 31, 2014
Interest and Finance Costs
Interest and Finance Costs
	Year ended December 31,
	2014	2013	2012
Interest expense (Note 5)	$13,338	$8,248	$8,551
Amortization and write-off of deferred financing fees	785	1,050	590
Commitment fees (Note 5)	360	327	372
Other	41	107	63
Total	$14,524	$9,732	$9,576